Earnings Per Share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
EARNINGS PER SHARE
22	EARNINGS PER SHARE

Basic EPS is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

		(Restated)
	2020	2019	2018
	USD	USD	USD

Profit/(loss) attributable to ordinary equity holders of the parent	17,159,113	(75,284,923)	16,060,652

	2020	2019	2018
	No of shares	No of shares	No of shares

Weighted average number of ordinary shares	88,035,321	80,264,186	80,000,000

As part of the reverse acquisition transaction (note 26) warrants and ordinary shares subjected to escrow has been issued. In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period exceeded the exercise price of the warrants i.e they are not in the money.

The number of contingently issuable shares (21,552,000 escrow shares) to be included in the diluted earnings per shares calculation is based on the number of shares that would be issuable if the end of the period were the end of the Escrow Period (note 26). No ordinary shares would have been issuable on 31 December 2020 as the conditions attached to the escrow shares have not been met at reporting date. As a result, the escrow shares have been excluded from the calculation of diluted earnings per share for 31 December 2020 and the weighted average number of ordinary shares for basic earnings per share and diluted earnings per shares are the same.

On 14 May 2020, holders of 100 (2019: nil) warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.